Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation
Schedule of stock-based compensation

	Year Ended December 31,
	2013	2014	2015
	(In thousands)
Cost of revenues	$4,253	$755	$1,196
Sales and marketing	6,150	1,583	3,209
Product development	9,209	4,392	10,210
General and administrative	11,630	7,049	11,784

	$31,242	$13,779	$26,399

Schedule of assumptions used to value the option grants

Year Ended December 31,
	2013	2014*	2015*
Stock options:
Expected term (in years)	3.5 - 4.8	N/A	N/A
Expected volatility	54% -61%	N/A	N/A
Risk-free interest rate	0.5% - 1.2%	N/A	N/A
Expected dividend yield	—	—	—

* No options were granted in 2014 and 2015.

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2012	8,086
Granted*	(4,772)
Cancelled/expired/forfeited	1,157
Repurchased	177

December 31, 2013	4,648
Addition	1,000
Granted*	(2,951)
Cancelled/expired/forfeited	41

December 31, 2014	2,738
Addition	21,684
Granted*	(4,851)
Cancelled/expired/forfeited	646

December 31, 2015	20,217

*In 2013, 0.8 million restricted share units, equivalent to 1.4 million option shares, and 3.4 million stock options were granted under the 2010 Plan. In 2014, 3.0 million restricted share units and no options were granted under the 2014 Plan. In 2015, 4.9 million restricted share units and no options were granted under the 2014 Plan.

Summary of option activities under the Company' stock option program

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2012	23,469	$0.69	4.6	$60,226
Granted	3,372	$3.38
Exercise	(3,449)	$0.38
Cancelled/expired/forfeited	(1,157)	$2.49
Repurchased	(3,674)	$0.45

December 31, 2013	18,561	$1.17	4.3	$239,975
Granted	—	$—
Exercise	(3,697)	$0.52
Cancelled/expired/forfeited	(534)	$2.84
Repurchased	—	$—

December 31, 2014	14,330	$1.28	3.2	$185,684
Granted	—	$—
Exercise	(7,309)	$1.11
Cancelled/expired/forfeited	(718)	$3.22
Repurchased	—	$—

December 31, 2015	6,303	$1.26	2.4	$114,975

Vested and expected to vest as of December 31, 2014	14,261	$1.27	3.2	$184,937
Exercisable as of December 31, 2014	11,446	$0.76	2.7	$154,235

Vested and expected to vest as of December 31, 2015	6,237	$1.24	2.4	$113,909
Exercisable as of December 31, 2015	5,649	$1.01	2.2	$104,473

Schedule of stock options outstanding

Range of Exercise Prices	Options Outstanding	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2014
$0.36 - $0.41	9,337	$0.37	9,337	$0.37	2.3
$0.96 - $1.80	844	$1.19	764	$1.18	3.1
$3.25 - $3.36	2,542	$3.29	1,345	$3.30	4.8
$3.43 - $3.50	1,607	$3.48	—	$—	5.5

	14,330	$1.28	11,446	$0.76	3.2

As of December 31, 2015
$0.36 - $0.41	4,167	$0.36	4,167	$0.36	1.7
$0.96 - $1.80	406	$1.24	406	$1.24	2.3
$3.25 - $3.36	682	$3.32	519	$3.33	3.5
$3.43 - $3.50	1,048	$3.48	557	$3.48	4.6

	6,303	$1.26	5,649	$1.01	2.2

Summary of service-based restricted share unit activities

	Shares Granted	Weighted- Average Grant Date Fair Value
	(In thousands)
December 31, 2013	800	$13.19
Awarded	2,951	$17.11
Vested	(203)	$13.19
Cancelled	(41)	$17.23

December 31, 2014	3,507	$16.44
Awarded	4,851	$12.41
Vested	(1,211)	$14.69
Cancelled	(646)	$14.18

December 31, 2015	6,501	$13.98